Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 762,992	$ 270,693
Additional reserve through bad debt expense	820,352	477,299
Exchange rate difference	(60,605)	15,000
Ending balance	$ 1,522,739	$ 762,992